Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 4,429,000	¥ 6,662,000	¥ 6,785,000	¥ 246,508,000
Operating loss carryforwards	63,800,000	37,800,000
Valuation allowance for net operating loss carryforwards	22,700,000	20,600,000
Net operating loss carryforwards	13,649,000	8,648,000
Net operating loss carryforwards, expires in 2022	8,200,000
Net operating loss carryforwards, expires in 2023	6,100,000
Net operating loss carryforwards, expires in 2024	12,600,000
Net operating loss carryforwards, expires in 2025	36,900,000
VIEs
Income Taxes [Line Items]
Net operating loss carryforwards	41,100,000	17,200,000
Income tax accrued on the undistributed earnings	0	0
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0	¥ 241,900,000